Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Statements of Operations [Abstract]
REVENUE	$ 1,001,251	$ 608,917	$ 2,006,690	$ 1,085,399	$ 2,648,108	$ 1,179,603
COST OF REVENUE	975,284	716,765	1,868,193	1,335,294	2,747,343	2,462,087
GROSS LOSS	25,967	(107,848)	138,497	(249,895)	(99,235)	(1,282,484)
OPERATING EXPENSES
Sales and Marketing	800,446	657,927	1,755,799	1,192,148	2,854,959	2,208,689
Research and Development	761,258	658,734	1,646,229	1,010,806	2,663,633	982,917
General and Administrative	925,390	1,138,038	1,999,428	2,156,228	3,998,086	3,566,044
TOTAL OPERATING EXPENSES	2,487,094	2,454,699	5,401,456	4,359,182	9,516,678	6,757,650
OPERATING LOSS	(2,461,127)	(2,562,547)	(5,262,959)	(4,609,077)	(9,615,913)	(8,040,134)
INTEREST EXPENSE	(2,721,496)	(1,731,755)	(3,069,776)	(2,496,701)	(5,704,533)	(2,804,594)
INDUCEMENT TO CONVERT DEBT AND WARRANTS				7,906	424,335	1,355,603
SHARE PRICE / CONVERSION ADJUSTMENT	3,704,683		3,704,683			1,710,475
OTHER (INCOME) EXPENSE		(47,500)	14,375	5,001	(34,999)	54,213
NET LOSS	(8,887,306)	(4,246,802)	(12,051,793)	(7,118,685)	(15,709,782)	(13,965,019)
LESS: CUMMULATIVE UNPAID PREFERRED DIVIDENDS	(33,778)		(33,778)		(48,409)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (8,921,084)	$ (4,246,802)	$ (12,085,571)	$ (7,118,685)	$ (15,758,191)	$ (13,965,019)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING Basic and fully diluted	24,464,979	6,536,602	21,627,532	6,328,419	11,337,482	3,897,081
Net loss per common share - basic and fully diluted	$ (0.36)	$ (0.65)	$ (0.56)	$ (1.12)	$ (1.39)	$ (3.58)